INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets subject to amortization [Table Text Block]
	January 31, 2024	January 31, 2023
	$	$
Licenses	12,010,274	12,167,021
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
	14,195,521	14,352,268
Less: accumulated amortization	(7,712,656)	(6,465,443)
	6,482,865	7,886,825

Schedule of estimated amortization expense [Table Text Block]
$
January 31, 2025	1,298,974
January 31, 2026	1,298,974
January 31, 2027	1,298,974
January 31, 2028	1,298,974
January 30, 2029	1,286,969
6,482,865